Schedule of Investments (unaudited)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.4%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$230	$209,339
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/29/22)(a)(b)	350	324,936
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	300	243,702
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	280	225,546
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)	125	90,349
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	135	116,037
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	140	118,917
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	195	183,337
6.25%, 06/15/25 (Call 08/29/22)(a)	90	89,169
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	310	260,989
		1,862,321
Aerospace & Defense — 3.6%
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	100	96,704
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	215	192,462
5.13%, 10/01/24 (Call 07/01/24)	295	298,286
5.90%, 02/01/27(b)	175	181,996
5.95%, 02/01/37	175	176,764
6.88%, 05/01/25 (Call 04/01/25)	180	190,202
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	210	175,514
5.50%, 01/15/25 (Call 10/15/22)(a)	135	134,413
7.50%, 04/15/25 (Call 08/29/22)(a)	335	333,496
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	265	238,394
4.88%, 05/01/29 (Call 05/01/24)	190	170,071
5.50%, 11/15/27 (Call 11/15/22)(b)	610	575,523
6.25%, 03/15/26 (Call 08/29/22)(a)	990	994,089
6.38%, 06/15/26 (Call 08/29/22)(b)	205	205,061
7.50%, 03/15/27 (Call 08/29/22)	130	132,191
8.00%, 12/15/25 (Call 08/29/22)(a)	250	258,777
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 08/29/22)	100	98,670
Triumph Group Inc.
6.25%, 09/15/24 (Call 08/29/22)(a)	135	129,371
7.75%, 08/15/25 (Call 08/29/22)(b)	155	132,999
8.88%, 06/01/24 (Call 02/01/23)(a)	166	173,158
		4,888,141
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 08/09/22)(a)	125	125,271
6.00%, 06/15/30 (Call 06/15/25)(a)	197	204,640
		329,911
Airlines — 0.3%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	340	331,102
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	125	130,245
		461,347
Apparel — 0.8%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	255	253,549
4.88%, 05/15/26 (Call 02/15/26)(a)	255	249,823
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	104	88,186
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	140	126,970
Security	Par (000)	Value

Apparel (continued)
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	$150	$138,867
William Carter Co. (The), 5.63%, 03/15/27 (Call 08/29/22)(a)	135	133,958
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	150	130,722
		1,122,075
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	325	343,077
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	110	91,093
		434,170
Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/30/22)(a)	250	233,043
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	175	153,020
6.50%, 04/01/27 (Call 08/29/22)	130	124,784
6.88%, 07/01/28 (Call 07/01/23)(b)	125	120,239
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 08/15/22)(a)(b)	120	56,575
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/29/22)(a)	95	93,357
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	120	101,012
5.38%, 11/15/27 (Call 11/15/22)	110	103,409
5.63%, 06/15/28 (Call 06/15/23)	125	116,899
Tenneco Inc.
5.00%, 07/15/26 (Call 08/29/22)	110	107,978
5.13%, 04/15/29 (Call 04/15/24)(a)	275	271,634
7.88%, 01/15/29 (Call 01/15/24)(a)	165	163,632
		1,645,582
Banks — 0.4%
Commerzbank AG, 8.13%, 09/19/23(a)	275	281,748
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	275	301,367
		583,115
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	210	181,587

Biotechnology — 0.2%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	125	94,906
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	190	168,737
		263,643
Building Materials — 1.5%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)(b)	110	99,719
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)	380	325,778
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	170	158,380
6.38%, 06/15/32 (Call 06/15/27)(a)	180	177,788
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	125	116,179
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	130	87,123
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	285	270,875
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	125	115,036
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/29/22)(a)	100	92,250
4.88%, 12/15/27 (Call 12/15/22)(a)	115	96,546
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	130	127,122
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(a)	165	149,106

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)	$185	$174,840
		1,990,742
Chemicals — 1.3%
Avient Corp., 7.13%, 08/01/30(a)	110	113,573

Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	200	175,056
Axalta Coating Systems LLC/Axalta Coating Systems Dutch
Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	125	119,869
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)(b)	225	207,805
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)(b)	150	133,012
Iris Holding Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	125	104,719
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	190	175,830
5.25%, 12/15/29 (Call 09/15/29)	200	176,440
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	129	115,449
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(a)	150	104,683
5.38%, 09/01/25 (Call 08/29/22)(a)(b)	125	107,875
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	305	264,505
		1,798,816
Commercial Services — 8.4%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	285	255,525
4.88%, 07/15/32(a)	200	180,196
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/22)(a)	125	119,501
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	215	180,677
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	175	173,581
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	160	148,379
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	145	130,826
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	155	141,255
5.75%, 07/15/27 (Call 08/29/22)(a)(b)	110	105,076
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	285	266,062
3.50%, 06/01/31 (Call 03/01/31)	285	247,281
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	168	156,897
5.50%, 07/15/25 (Call 08/29/22)(a)(b)	120	121,187
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	115	100,124
Cimpress PLC, 7.00%, 06/15/26 (Call 08/29/22)(a)	175	147,623
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	130	113,634
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)	171	156,217
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	235	216,693
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	225	217,426
Graham Holdings Co., 5.75%, 06/01/26 (Call 08/09/22)(a)	95	95,579
Grand Canyon University
4.13%, 10/01/24	142	135,803
5.13%, 10/01/28 (Call 08/01/28)(b)	105	99,003
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)(b)	158	146,632
Herc Holdings Inc., 5.50%, 07/15/27 (Call 08/29/22) (a)	335	335,214

Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23) (a)	150	135,730
5.00%, 12/01/29 (Call 12/01/24) (a)(b)	285	244,043
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22) (a)	100	94,232
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)	100	98,614
Security	Par (000)	Value

Commercial Services (continued)
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	$295	$274,548
5.75%, 11/01/28 (Call11/01/23)(a)(b)	385	327,747
Nielsen Co. Luxembourg Sarl (The), 5.00%, 02/01/25 (Call 08/29/22)(a)(b)	130	128,183
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)	175	165,473
4.75%, 07/15/31 (Call 07/15/26)(a)(b)	165	156,862
5.63%, 10/01/28 (Call 10/01/23)(a)	285	279,252
5.88%, 10/01/30 (Call 10/01/25)(a)	230	225,566
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	275	250,745
5.25%, 04/15/24(a)	230	231,217
5.75%, 04/15/26(a)	375	380,936
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	370	338,864
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	175	145,269
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)(b)	125	100,629
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/29/22)(a)(b)	125	125,193
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)	140	131,709
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	245	242,935
.9.25%, 04/15/25 (Call 03/16/25)(a)	220	223,793
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	235	208,901
4.00%, 05/15/31 (Call 05/15/26)(b)	245	225,586
4.63%, 12/15/27 (Call 12/15/22)(b)	145	143,141
5.13%, 06/01/29 (Call 06/01/24)(b)	210	209,947
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(a)	125	117,281
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	225	218,185
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	140	122,371
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	235	206,986
3.88%, 02/15/31 (Call 08/15/25)	315	287,230
4.00%, 07/15/30 (Call 07/15/25)	225	208,456
4.88%, 01/15/28 (Call 01/15/23)(b)	465	464,433
5.25%, 01/15/30 (Call 01/15/25)(b)	215	217,453
5.50%, 05/15/27 (Call 08/29/22)(b)	110	111,824
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	131	122,921
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)(b)	135	98,531
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	150	133,734
		11,388,911
Computers — 2.5%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)	175	166,007
4.00%, 07/01/29 (Call 07/01/24)(a)	180	171,844
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	575	508,737
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(b)	210	191,854
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 08/29/22)(b)	125	58,999
9.38%, 07/15/25 (Call 08/15/22)(a)(b)	185	143,749
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)	347	105,984
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)	185	177,256
5.13%, 04/15/29 (Call 04/15/24)(a)	330	317,160
5.25%, 10/01/30 (Call 10/01/25)(a)	135	129,469
5.75%, 09/01/27 (Call 09/01/22)(a)	130	126,910
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	145	141,487

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	$155	$129,521
3.38%, 07/15/31 (Call 01/15/26)(b)	145	116,624
4.09%, 06/01/29 (Call 03/01/29)	140	127,299
4.13%, 01/15/31 (Call 10/15/30)	135	116,864
4.75%, 01/01/25	120	119,102
4.88%, 03/01/24 (Call 01/01/24)	150	149,353
4.88%, 06/01/27 (Call 03/01/27)(b)	150	148,978
5.75%, 12/01/34 (Call 06/01/34)	125	115,274
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	130	122,656
		3,385,127
Cosmetics & Personal Care — 0.7%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	250	245,400
6.50%, 04/15/26 (Call 08/29/22)(a)	175	168,912
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	150	135,833
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)	145	130,178
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	210	205,976
		886,299
Distribution & Wholesale — 0.5%
Avient Corp., 5.75%, 05/15/25 (Call 08/29/22)(a)	190	190,969
IAA Inc., 5.50%, 06/15/27 (Call 08/29/22)(a)	125	124,931
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 08/29/22)(a)	250	246,503
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	140	135,496
		697,899
Diversified Financial Services — 4.8%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	25	22,280
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	300	303,531
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)(b)	115	104,779
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	300	194,238
3.63%, 10/01/31 (Call 10/01/26)(a)	275	163,468
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 08/29/22), (7.25% PIK)(a)(d)	534	410,723
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	275	230,354
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)	255	237,102
4.38%, 05/15/31 (Call 05/15/26)(a)	120	109,609
4.63%, 11/15/27 (Call 11/15/22)(a)	110	107,655
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	190	158,625
5.50%, 08/15/28 (Call 08/15/23)(a)	238	208,883
5.75%, 11/15/31 (Call 11/15/26)(a)	170	142,110
6.00%, 01/15/27 (Call 01/15/23)(a)	155	143,668
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	215	184,715
3.88%, 09/15/28 (Call 09/15/24)	160	132,578
4.00%, 09/15/30 (Call 09/15/25)(b)	245	194,016
5.38%, 11/15/29 (Call 05/15/29)(b)	225	191,349
6.13%, 03/15/24 (Call 09/15/23)	355	351,532
6.63%, 01/15/28 (Call 07/15/27)	225	211,558
6.88%, 03/15/25	360	355,478
7.13%, 03/15/26	475	462,792
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	205	166,858
Security	Par (000)	Value

Diversified Financial Services (continued)
5.38%, 10/15/25 (Call 10/15/22)(a)	$165	$154,721
5.75%, 09/15/31 (Call 09/15/26)(a)	135	111,839
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	80	78,978
4.88%, 03/15/27 (Call 09/15/26)	100	97,655
6.63%, 03/15/25 (Call 09/15/24)	140	142,681
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)	325	286,812
3.63%, 03/01/29 (Call 03/01/24)(a)	200	170,844
3.88%, 03/01/31 (Call 03/01/26)(a)	350	288,638
4.00%, 10/15/33 (Call 10/15/27)(a)	250	202,275
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	150	131,625
4.20%, 10/29/25 (Call 09/29/25)(b)	130	126,386
		6,580,355
Electrical Components & Equipment — 0.9%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	225	185,722
4.75%, 06/15/28 (Call 06/15/23)(a)	160	136,578
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 08/29/22)(a)	410	424,112
7.25%, 06/15/28 (Call 06/15/23)(a)	395	411,949
		1,158,361
Electronics — 1.1%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)	110	95,336
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(a)(b)	265	254,477
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	275	250,313
4.88%, 10/15/23(a)	140	140,669
5.00%, 10/01/25(a)(b)	210	210,674
5.63%, 11/01/24(a)(b)	100	101,201
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	225	195,460
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	120	111,813
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	140	122,497
		1,482,440
Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 08/29/22)(a)(b)	125	123,897
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	100	93,979
		217,876
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	280	284,180
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	120	107,191
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)(b)	175	125,391
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	145	133,071
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(a)	115	103,885
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	135	119,094
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/15/22)(a)	150	133,790
		1,006,602
Entertainment — 2.3%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)	270	240,268
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(a)(b)	425	336,761
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	139	133,041

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 08/29/22)	$145	$141,233
5.50%, 05/01/25 (Call 08/29/22)(a)	265	266,919
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	225	200,205
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	115	110,444
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	270	224,840
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	50	46,803
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)(b)	175	139,986
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	195	175,063
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 08/29/22)(a)	245	241,702
5.50%, 04/15/27 (Call 08/29/22)(a)(b)	135	128,259
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 08/29/22)(a)(b)	133	136,743
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/29/22)(a)	145	148,255
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	225	195,262
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	150	137,486
3.88%, 07/15/30 (Call 07/15/25)(a)	160	145,718
		3,148,988
Environmental Control — 0.3%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 08/29/22)(a)	134	133,125
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	200	178,552
5.00%, 09/01/30 (Call 09/01/25)	125	109,434
		421,111
Food — 2.7%
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/29/22)	260	250,487
5.25%, 09/15/27 (Call 08/29/22)	159	145,579
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	275	257,026
4.38%, 01/31/32 (Call 01/31/27)(a)	210	198,440
4.88%, 05/15/28 (Call 11/15/27)(a)	130	126,701
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	585	523,130
4.63%, 04/15/30 (Call 04/15/25)(a)	530	474,419
5.50%, 12/15/29 (Call 12/15/24)(a)	350	330,676
5.63%, 01/15/28 (Call 12/01/22)(a)	257	253,638
5.75%, 03/01/27 (Call 08/15/22)(a)(b)	118	118,047
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	150	130,680
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	140	128,363
4.75%, 02/15/29 (Call 02/15/24)(a)	250	234,652
6.25%, 04/15/25 (Call 08/29/22)(a)	285	290,278
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	138	138,914
		3,601,030
Food Service — 0.7%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/29/22)(a)	175	174,613
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	325	317,330
6.38%, 05/01/25 (Call 08/29/22)(a)	425	425,612
		917,555
Forest Products & Paper — 0.2%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	130	88,577
Security	Par (000)	Value

Forest Products & Paper (continued)
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	$260	$243,573
		332,150
Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	245	225,966
4.63%, 07/15/28 (Call 07/15/23)(a)	430	414,619
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	260	236,091
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	125	122,120
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	140	132,864
4.63%, 11/15/27 (Call 11/15/22)	125	122,921
		1,254,581
Health Care - Services — 5.4%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	145	140,150
5.50%, 07/01/28 (Call 07/01/23)(a)	115	113,766
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)	155	137,383
3.50%, 04/01/30 (Call 04/01/25)(a)	180	161,008
5.00%, 07/15/27 (Call 08/29/22)(a)(b)	125	125,185
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	415	371,313
2.50%, 03/01/31 (Call 12/01/30)	420	360,692
2.63%, 08/01/31 (Call 05/01/31)	240	205,572
3.00%, 10/15/30 (Call 07/15/30)	390	348,254
3.38%, 02/15/30 (Call 02/15/25)	360	329,288
4.25%, 12/15/27 (Call 12/15/22)(b)	460	452,428
4.63%, 12/15/29 (Call 12/15/24)(b)	630	621,577
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)	125	115,794
4.00%, 03/15/31 (Call 03/15/26)(a)	150	138,179
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	139	135,832
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	435	332,788
4.63%, 06/01/30 (Call 06/01/25)(a)	780	641,574
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	215	198,834
4.63%, 04/01/31 (Call 04/01/26)(b)	110	98,486
4.75%, 02/01/30 (Call 02/01/25)	235	216,872
IQVIA Inc.
5.00%, 10/15/26 (Call 08/29/22)(a)	300	300,540
5.00%, 05/15/27 (Call 08/29/22)(a)	300	300,438
MEDNAX Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)	110	101,479
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	140	136,693
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	175	163,027
3.88%, 05/15/32 (Call 02/15/32)(a)	215	197,471
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	225	217,132
Select Medical Corp., 6.25%, 08/15/26 (Call 08/29/22)(a)(b)	350	350,203
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 08/29/22)(a)(b)	160	163,101
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	175	156,674
		7,331,733
Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	275	242,916

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	$100	$75,901
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	140	119,794
6.75%, 06/01/27 (Call 08/29/22)(b)	135	137,241
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)	130	116,388
6.00%, 06/01/25 (Call 03/01/25)	111	112,760
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 08/15/22)(a)(b)	154	156,042
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	135	123,499
5.75%, 01/15/28 (Call 10/15/27)(a)	131	126,896
5.88%, 06/15/27 (Call 03/15/27)(a)	140	142,968
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	150	123,654
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	130	130,815
		1,365,958
Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	225	182,558
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	230	198,104
		380,662
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	160	139,459
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	150	123,507
5.75%, 07/15/25 (Call 08/29/22)	107	106,905
		369,871
Housewares — 0.7%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	575	567,997
4.88%, 06/01/25 (Call 05/01/25)	140	140,904
5.63%, 04/01/36 (Call 10/01/35)	103	94,976
5.75%, 04/01/46 (Call 10/01/45)	195	166,947
		970,824
Insurance — 0.6%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(c)	110	110,226
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)(c)	150	124,733
4.30%, 02/01/61 (Call 02/01/26)(a)	380	265,981
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	180	173,246
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	95	96,018
		770,204
Internet — 3.3%
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 09/15/23)(a)	150	133,230
5.63%, 09/15/28 (Call 09/15/23)(a)	100	80,532
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	100	86,194
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	140	132,073
7.00%, 06/15/27 (Call 06/15/24)(a)	109	109,925
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)	225	200,693
5.25%, 12/01/27 (Call 08/29/22)(a)	160	156,557
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 08/09/22)(a)	150	102,909
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	125	122,999
4.38%, 11/15/26	200	200,120
Security	Par (000)	Value

Internet (continued)
4.88%, 04/15/28	$435	$431,450
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	235	230,540
5.38%, 11/15/29(a)(b)	230	231,670
5.75%, 03/01/24(b)	75	77,452
5.88%, 02/15/25	200	207,570
5.88%, 11/15/28	520	536,728
6.38%, 05/15/29	185	197,537
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/09/22)(a)	300	298,869
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(e)	225	182,426
6.25%, (Call 04/22/31)(a)(b)(c)(e)	275	223,938
TripAdvisor Inc., 7.00%, 07/15/25 (Call 08/09/22)(a)	135	134,700
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(a)	210	199,979
5.00%, 03/01/30 (Call 12/01/29)(a)	265	256,759
		4,534,850
Iron & Steel — 1.0%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	125	118,104
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	145	135,537
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	140	129,998
5.88%, 06/01/27 (Call 08/29/22)	160	159,443
6.75%, 03/15/26 (Call 08/29/22)(a)(b)	240	247,759
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	190	191,974
8.13%, 05/01/27 (Call 08/29/22)(a)	185	186,684
8.50%, 05/01/30 (Call 05/01/25)(a)	175	177,153
		1,346,652
Leisure Time — 1.1%
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	140	97,475
4.25%, 07/01/26 (Call 01/01/26)(a)	185	142,383
5.38%, 07/15/27 (Call 10/15/26)(a)	287	221,426
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	290	232,270
5.50%, 04/01/28 (Call 10/01/27)(a)	440	331,333
11.50%, 06/01/25 (Call 08/09/22)(a)	395	422,030
		1,446,917
Lodging — 2.0%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	425	366,563
3.75%, 05/01/29 (Call 05/01/24)(a)	245	222,389
4.00%, 05/01/31 (Call 05/01/26)(a)	305	274,637
4.88%, 01/15/30 (Call 01/15/25)(b)	292	283,497
5.38%, 05/01/25 (Call 08/09/22)(a)	130	130,400
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	155	156,539
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	145	121,739
5.00%, 06/01/29 (Call 06/01/24)(a)	235	208,168
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 08/15/22)	165	162,807
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)	145	125,882
Studio City Finance Ltd., 6.50%, 01/15/28 (Call 07/15/23)(a)	300	160,794
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	185	159,415
6.00%, 04/01/27 (Call 01/01/27)	120	119,555
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	160	162,598
		2,654,983

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.8%
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	$111	$101,707
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	150	124,905
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	100	98,505
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)(b)	170	151,902
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	255	226,060
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	225	200,284
Welbilt Inc., 9.50%, 02/15/24 (Call 08/04/22)(b)	125	125,037
		1,028,400
Manufacturing — 0.3%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 08/29/22)(a)	150	145,973
Hillenbrand Inc., 5.75%, 06/15/25 (Call 08/29/22)(b)	105	107,083
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	107	104,940
		357,996
Media — 10.0%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	185	166,902
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	225	180,000
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	175	148,979
4.50%, 11/15/31 (Call 11/15/26)(a)	350	297,731
4.63%, 12/01/30 (Call 12/01/25)(a)	525	399,152
5.00%, 11/15/31 (Call 11/15/26)(a)	125	94,070
5.25%, 06/01/24	160	158,456
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	225	213,660
5.50%, 04/15/27 (Call 08/29/22)(a)(b)	300	290,535
5.75%, 01/15/30 (Call 01/15/25)(a)	500	403,515
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	400	386,516
7.50%, 04/01/28 (Call 04/01/23)(a)	175	160,496
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	800	174,312
6.63%, 08/15/27 (Call 08/15/22)(a)	120	11,225
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	110	93,833
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	165	150,620
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)	360	320,288
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	235	202,152
5.88%, 07/15/26 (Call 08/29/22)(a)	180	178,918
7.00%, 05/15/27 (Call 08/09/22)(a)(b)	225	226,413
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	130	116,893
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	230	210,367
6.38%, 05/01/26 (Call 08/15/22)(b)	230	223,675
8.38%, 05/01/27 (Call 08/15/22)(b)	410	366,688
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	275	247,313
8.00%, 08/01/29 (Call 08/01/24)(a)	200	167,940
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)	290	270,164
5.63%, 07/15/27 (Call 08/09/22)(a)	510	510,133
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	160	142,755
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	140	118,590
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 08/29/22)(a)	150	143,199
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)	215	184,397
5.13%, 02/15/27 (Call 08/15/22)(a)	105	94,026
5.50%, 03/01/30 (Call 12/01/24)(a)	140	112,288
Security	Par (000)	Value

Media (continued)
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)	$270	$254,227
3.88%, 09/01/31 (Call 09/01/26)(a)	430	368,953
4.00%, 07/15/28 (Call 07/15/24)(a)	580	538,646
4.13%, 07/01/30 (Call 07/01/25)(a)	430	385,830
5.00%, 08/01/27 (Call 08/29/22)(a)(b)	425	421,235
5.50%, 07/01/29 (Call 07/01/24)(a)	360	353,578
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	265	259,120
4.75%, 03/15/26 (Call 03/15/23)(a)	150	148,959
5.00%, 09/15/29 (Call 09/15/24)	310	303,307
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	400	360,916
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	280	253,333
5.13%, 02/15/25 (Call 08/09/22)(a)	420	410,815
6.63%, 06/01/27 (Call 06/01/23)(a)	435	437,627
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	155	156,707
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	275	243,364
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	100	90,709
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	140	122,263
5.13%, 04/15/27 (Call 08/29/22)(a)	155	150,342
5.38%, 06/15/24 (Call 03/15/24)(a)	175	176,059
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	450	401,729
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	125	106,446
6.00%, 01/15/27 (Call 08/29/22)(a)(b)	150	143,484
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	325	300,524
		13,554,374
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(a)	155	157,430

Mining — 1.5%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)(b)	140	134,616
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	150	127,911
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	420	365,278
4.50%, 09/15/27 (Call 06/15/27)(a)	180	165,776
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	205	204,151
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	195	185,299
6.13%, 04/15/32 (Call 01/15/32)(a)	235	223,429
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	125	123,926
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	160	128,506
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	125	109,321
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	115	90,254
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	125	111,511
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)(b)	120	95,879
		2,065,857
Office & Business Equipment — 0.4%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	105	85,675
Xerox Corp., 4.63%, 03/15/23 (Call 02/15/23)	51	50,938
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	220	212,538
5.50%, 08/15/28 (Call 07/15/28)(a)	200	182,686
		531,837

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(b)	$125	$120,419

Packaging & Containers — 2.6%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	360	312,196
3.13%, 09/15/31 (Call 06/15/31)	255	223,275
4.00%, 11/15/23	270	270,446
4.88%, 03/15/26 (Call 12/15/25)	210	211,567
5.25%, 07/01/25(b)	285	288,357
Berry Global Inc., 5.63%, 07/15/27 (Call 08/29/22)(a)(b)	125	126,251
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	125	112,561
Graphic Packaging International LLC
3.50%, 03/15/28(a)	130	120,280
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	105	94,896
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	105	87,912
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)	160	160,043
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	185	177,918
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	105	99,850
5.00%, 04/15/29 (Call 04/15/25)(a)	130	128,905
5.13%, 12/01/24 (Call 09/01/24)(a)	110	111,250
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	105	106,992
6.88%, 07/15/33(a)	135	143,867
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)(b)	150	142,926
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)(b)	100	88,903
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/29/22)(a)	300	296,100
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	200	194,310
		3,498,805
Pharmaceuticals — 3.0%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	135	122,897
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	150	133,749
5.13%, 03/01/30 (Call 03/01/25)(a)	170	156,216
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	220	224,858
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	150	129,441
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	170	159,380
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	160	118,474
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/29/22)(a)	175	173,649
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	410	394,687
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	135	123,557
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)	600	569,310
5.13%, 04/30/31 (Call 04/30/26)(a)	575	538,695
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	140	126,364
6.63%, 04/01/30 (Call 04/01/25)(a)	165	165,137
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	196,588
4.38%, 03/15/26 (Call 12/15/25)	200	196,458
4.40%, 06/15/30 (Call 03/15/30)	200	181,924
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	150	141,645
Security	Par (000)	Value

Pharmaceuticals (continued)
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	$165	$141,837
5.13%, 01/15/28 (Call 01/15/23)(a)	100	96,563
		4,091,429
Real Estate — 1.3%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	175	173,194
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	180	156,897
4.38%, 02/01/31 (Call 02/01/26)(a)	175	149,975
5.38%, 08/01/28 (Call 08/01/23)(a)	225	210,893
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	155	138,717
4.75%, 02/01/30 (Call 09/01/24)	175	150,336
5.00%, 03/01/31 (Call 03/01/26)	180	153,898
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	155	156,632
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)	280	225,302
5.75%, 01/15/29 (Call 01/15/24)(a)	265	216,298
		1,732,142
Real Estate Investment Trusts — 5.8%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	139	109,155
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)	215	188,931
5.75%, 05/15/26 (Call 08/09/22)(a)	265	258,356
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)	275	242,245
6.00%, 04/15/25 (Call 08/29/22)(a)(b)	105	102,542
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	329	288,822
4.88%, 09/15/27 (Call 09/15/22)(a)	265	253,157
4.88%, 09/15/29 (Call 09/15/24)(a)	285	262,237
5.00%, 07/15/28 (Call 07/15/23)(a)	145	137,965
5.25%, 03/15/28 (Call 12/27/22)(a)	230	220,800
5.25%, 07/15/30 (Call 07/15/25)(a)	370	344,829
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	170	161,386
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	225	202,959
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	165	157,417
4.75%, 10/01/24 (Call 07/01/24)	230	226,640
5.50%, 02/15/26 (Call 08/29/22)	110	108,225
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	375	323,456
4.63%, 08/01/29 (Call 08/01/24)	250	234,395
5.00%, 10/15/27 (Call 10/15/22)	400	385,020
5.25%, 08/01/26 (Call 08/29/22)	135	132,177
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	220	202,626
5.88%, 10/01/28 (Call 10/01/23)(a)	240	235,421
7.50%, 06/01/25 (Call 08/29/22)(a)	100	102,557
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	155	142,304
4.75%, 10/15/27 (Call 10/15/22)	206	199,702
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	415	363,270
3.88%, 02/15/27 (Call 02/15/23)	425	405,463

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	$110	$99,272
3.75%, 12/31/24 (Call 09/30/24)(a)	95	91,685
4.38%, 01/15/27 (Call 07/15/26)(a)	155	142,898
4.75%, 03/15/25 (Call 09/15/24)	145	144,097
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)	195	140,451
7.88%, 02/15/25 (Call 08/29/22)(a)	625	628,756
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	180	159,329
6.50%, 02/15/29 (Call 02/15/24)(a)	305	229,973
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	150	135,072
6.38%, 08/15/25 (Call 08/15/22)(a)	140	140,994
		7,904,584
Retail — 5.1%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	230	208,571
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	430	404,690
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	840	733,051
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	220	204,380
5.75%, 04/15/25 (Call 08/29/22)(a)(b)	130	131,560
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	110	101,926
4.63%, 11/15/29 (Call 11/15/24)(a)	240	212,316
4.75%, 03/01/30 (Call 03/01/25)	120	106,957
5.00%, 02/15/32 (Call 11/15/26)(a)	170	148,677
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	215	37,683
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	119	120,643
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	100	77,670
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	215	157,539
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	220	159,465
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)(b)	225	201,283
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 08/29/22)(a)	205	205,510
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)	250	223,955
4.38%, 01/15/31 (Call 10/15/25)(a)	145	131,911
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	100	95,742
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	155	136,220
5.88%, 03/15/30 (Call 03/15/25)(a)	120	103,102
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	110	92,984
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(a)	240	199,783
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	360	248,396
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	110	89,073
4.38%, 04/01/30 (Call 01/01/30)(b)	150	126,291
5.00%, 01/15/44 (Call 07/15/43)(b)	275	201,625
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)(b)	210	127,775
Rite Aid Corp.
7.50%, 07/01/25 (Call 08/29/22)(a)	174	151,622
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	235	199,252
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 08/29/22)	180	179,132
Security	Par (000)	Value

Retail (continued)
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	$200	$172,858
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	135	110,057
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	290	258,645
4.63%, 01/31/32 (Call 10/01/26)	335	315,202
4.75%, 01/15/30 (Call 10/15/29)(a)	230	223,629
5.38%, 04/01/32 (Call 04/01/27)(b)	265	261,552
		6,860,727
Semiconductors — 0.7%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 08/29/22)(a)(b)	150	148,361
ams-OSRAM AG, 7.00%, 07/31/25 (Call 08/29/22)(a)(b)	125	118,156
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)	245	242,844
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(a)	125	111,673
4.38%, 04/15/28 (Call 04/15/23)(a)	105	98,940
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	185	171,295
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	105	91,710
		982,979
Software — 2.8%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/29/22)(a)(b)	115	113,207
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	265	245,356
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)	200	191,422
Central Parent Inc./Central Merger Sub Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	250	253,995
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	255	232,170
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	260	230,113
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)(b)	135	120,825
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	125	115,944
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	150	133,385
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	260	243,344
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	100	102,166
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	145	126,221
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	255	236,214
3.88%, 12/01/29 (Call 12/01/24)(a)	255	229,781
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	250	231,172
4.13%, 12/01/31 (Call 12/01/26)(a)	177	157,891
PTC Inc.
3.63%, 02/15/25 (Call 08/29/22)(a)	134	130,495
4.00%, 02/15/28 (Call 02/15/23)(a)	130	123,497
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	150	124,107
5.38%, 12/01/28 (Call 12/01/23)(a)	160	119,034
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	140	123,082
3.88%, 03/15/31 (Call 03/15/26)(b)	140	124,149
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)	170	152,155
		3,859,725
Telecommunications — 8.7%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	330	156,041
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)	95	86,357

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	$355	$308,438
6.00%, 03/01/26 (Call 08/29/22)(a)	435	423,103
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	200	165,984
8.25%, 03/01/27 (Call 08/29/22)(a)	290	252,262
CommScope Technologies LLC
5.00%, 03/15/27 (Call 08/09/22)(a)	230	189,288
6.00%, 06/15/25 (Call 08/09/22)(a)	351	324,675
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	95	74,876
6.50%, 10/01/28 (Call 10/01/23)(a)	230	197,864
Embarq Corp., 8.00%, 06/01/36	435	358,449
Hughes Satellite Systems Corp.
5.25%, 08/01/26	195	197,753
6.63%, 08/01/26(b)	215	211,476
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	850	785,476
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	235	196,991
3.75%, 07/15/29 (Call 01/15/24)(a)	245	202,738
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	350	306,663
4.63%, 09/15/27 (Call 09/15/22)(a)	425	389,903
5.25%, 03/15/26 (Call 08/29/22)(b)	200	198,350
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	375	348,139
4.50%, 01/15/29 (Call 01/15/24)(a)	335	265,467
5.13%, 12/15/26 (Call 12/15/22)(a)	375	341,460
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	300	249,054
5.63%, 04/01/25 (Call 01/01/25)(b)	160	159,472
Series P, 7.60%, 09/15/39(b)	135	109,034
Series U, 7.65%, 03/15/42	135	105,413
Series W, 6.75%, 12/01/23	200	203,120
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	275	281,982
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)	150	153,399
Nokia OYJ
4.38%, 06/12/27(b)	147	148,579
6.63%, 05/15/39	130	135,984
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(a)	165	166,411
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)	210	209,971
4.13%, 06/15/29 (Call 06/15/24)(a)	165	166,827
Telecom Italia Capital SA
6.00%, 09/30/34	285	224,939
6.38%, 11/15/33	285	237,035
7.20%, 07/18/36	270	223,930
7.72%, 06/04/38	290	239,598
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	450	437,715
U.S. Cellular Corp., 6.70%, 12/15/33(b)	150	149,094
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	110	97,805
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(c)	140	124,144
Security	Par/ Shares (000)	Value

Telecommunications (continued)
4.13%, 06/04/81 (Call 03/04/31)(c)	$280	$226,691
5.13%, 06/04/81 (Call 12/04/50)(c)	265	200,769
7.00%, 04/04/79 (Call 01/04/29), (5 year USD Swap + 4.873%)(c)	565	593,566
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	395	353,474
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 08/29/22)(a)(b)	410	359,111
6.13%, 03/01/28 (Call 03/01/23)(a)	310	240,250
		11,779,120
Transportation — 0.1%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	200	187,640

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3 mo. LIBOR US + 4.300%)(a)(c)	125	117,668

Total Long-Term Investments — 97.5%
(Cost: $147,368,072)		132,287,437

Short-Term Securities

Money Market Funds — 24.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(f)(g)(h)	31,321	31,317,621
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(f)(g)	2,265	2,265,000

Total Short-Term Securities — 24.7%
(Cost: $33,581,553)		33,582,621

Total Investments in Securities — 122.2%
(Cost: $180,949,625)		165,870,058

Liabilities in Excess of Other Assets — (22.2)%		(30,157,507)

Net Assets — 100.0%		$135,712,551

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Perpetual security with no stated maturity date.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced High Yield Corporate Bond ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,924,087	$16,406,687	(a)	$—	$(13,201)	$48	$31,317,621	31,321	$61,672	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,065,000	200,000	(a)	—	—	—	2,265,000	2,265	9,330		—
					$(13,201)	$48	$33,582,621		$71,002		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$132,287,437	$—	$132,287,437
Money Market Funds	33,582,621	—	—	33,582,621
	$33,582,621	$132,287,437	$—	$165,870,058

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

REIT	Real Estate Investment Trust